VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 312-609-7500 FAX: 312-609-5005 CHICAGO-NEWYORK CITY•WASHINGTON, D.C.
MICHAEL J. MURPHY ATTORNEY AT LAW 312-609-7738 mmurphy@vedderprice.com

April 29, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Aston Funds Post-Effective Amendment No. 128 under the Securities Act of 1933 and Amendment No. 130 under Investment Company Act of 1940
File Nos. 033-68666 and 811-8004

To the Commission:

On behalf of Aston Funds (the “Trust”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust’s Post-Effective Amendment No. 128 to its Registration Statement on Form N-1A (Amendment No. 130 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(2) under the 1933 Act for the purpose of adding one new series of the Trust, ASTON/DoubleLine Opportunistic Bond Fund. We intend for this Amendment to become effective 75 days after filing.

If you have any questions or comments concerning this filing, please contact the undersigned at (312) 609-7738.

Very truly yours, /s/ Michael J. Murphy Michael J. Murphy

MJM

Enclosures